Deferred Government Grants (Tables)	12 Months Ended
Dec. 31, 2021
Deferred Government Grants [Abstract]
Schedule of deferred government grants
	For the years ended December 31,
	2019	2020	2021
	$	$	$
Balance at beginning of the year	1,864	-	-
Recognized as other operating income	(1,854)	-	-
Foreign currency translation difference	(10)	-	-
Balance at ending of the year	-	-	-